COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended
Sep. 30, 2023
Other Provisions, Contingent Liabilities, and Contingent Assets [Abstract]
Summary of commitments
Commitments – The Company’s unconditional purchase commitments are as follows:

(in millions)	September 30, 2023	December 31, 2022
Contracts for capital expenditures	$1,572	$2,774
Contracts for operating expenditures	3,030	3,587
	$4,602	$6,361
Due within the next 12 months	$1,377	$2,732